UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—108.2%
California—96.1%
$2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.250%	09/01/2026	$2,705,067
1,850,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.400	09/01/2036	1,867,649
45,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	45,059
1,920,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	1,998,470
5,710,000	Adelanto, CA Public Utility Authority	5.000	07/01/2039	5,735,695
6,620,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	7,612,007
1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,074,240
1,535,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,657,125
100,000	Alvord, CA Unified School District Community Facilities District Special Tax	4.500	09/01/2017	102,783
910,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2031	945,781
3,840,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	3,988,262
920,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2032	956,036
1,350,000	Anaheim, CA Public Financing Authority	5.000	05/01/2034	1,538,770
10,250,000	Anaheim, CA Public Financing Authority	5.000	05/01/2039	11,572,045
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2039	7,873,285
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2034	3,374,265
25,000	Apple Valley, CA Redevel. Agency Tax Allocation	5.000	06/01/2032	25,621
600,000	Arvin, CA Community Redevel. Agency Tax Allocation	6.500	09/01/2038	642,240
795,000	Azusa, CA Special Tax Community Facilities District No. 05-1	5.000	09/01/2021	817,665
1,260,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,256,648
940,000	Bakersfield, CA Improvement Bond Act 1915	5.000	09/02/2027	950,848
465,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	465,456
1,455,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,458,594
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.625	04/01/2044	11,766,900
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.250	12/01/2035	11,884,000
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.500	04/01/2043	11,336,500
1,330,000	Bayshore, CA Elementary School District	5.250	08/01/2044	1,532,985
2,700,000	Beaumont, CA Financing Authority, Series A	5.350	09/01/2036	2,704,860
120,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2029	133,094
1,500,000	Beaumont, CA Financing Authority, Series A	6.375	09/01/2042	1,686,690
1,050,000	Beaumont, CA Financing Authority, Series A	6.875	09/01/2036	1,102,720
5,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	5,017
115,000	Beaumont, CA Financing Authority, Series A	5.125	09/01/2028	127,464
750,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2036	801,397
250,000	Beaumont, CA Financing Authority, Series A	5.625	09/01/2032	279,012
4,410,000	Beaumont, CA Financing Authority, Series A	5.875	09/01/2042	4,924,515
685,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2027	686,000

1	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$185,000	Beaumont, CA Financing Authority, Series B	5.400%		09/01/2035	$191,889
1,525,000	Beaumont, CA Financing Authority, Series B	6.000		09/01/2034	1,557,864
130,000	Beaumont, CA Financing Authority, Series B	8.625		09/01/2039	131,773
60,000	Beaumont, CA Financing Authority, Series B	8.875		09/01/2034	60,835
2,000,000	Beaumont, CA Financing Authority, Series D	5.800		09/01/2035	2,077,160
3,245,000	Beaumont, CA Financing Authority, Series E	6.250		09/01/2038	3,250,581
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)	5.300		09/01/2035	511,955
2,230,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[2]	9.750		05/01/2038	2,928,079
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.650		05/01/2029	30,041
2,300,000	Brea, CA Redevel. Agency	6.835	[3]	08/01/2033	730,388
5,000,000	Brea, CA Redevel. Agency	6.872	[3]	08/01/2034	1,455,200
1,010,000	Brea, CA Redevel. Agency	6.595	[3]	08/01/2031	380,649
2,930,000	Brea, CA Redevel. Agency	6.679	[3]	08/01/2032	1,016,036
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)	7.000		10/01/2020	60,699
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)	6.000		09/01/2037	3,546,030
5,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)	5.950		01/01/2024	5,023
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350		10/01/2029	25,023
65,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.000		01/01/2023	64,993
20,000	CA Bay Area Government Association	4.125		09/01/2019	20,514
2,845,000	CA Communities Transportation Revenue COP	6.000		06/01/2042	3,348,366
409,500,000	CA County Tobacco Securitization Agency	8.251	[3]	06/01/2055	2,891,070
4,215,000	CA County Tobacco Securitization Agency	5.820	[3]	06/01/2033	1,201,781
82,110,000	CA County Tobacco Securitization Agency	6.423	[3]	06/01/2046	6,304,406
71,700,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	777,228
6,530,000	CA County Tobacco Securitization Agency	5.000		06/01/2047	5,205,259
51,500,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2057	364,620
55,250,000	CA County Tobacco Securitization Agency	6.901	[3]	06/01/2057	304,980
39,700,000	CA County Tobacco Securitization Agency	5.750	[3]	06/01/2057	395,015
45,600,000	CA County Tobacco Securitization Agency	6.125	[3]	06/01/2057	495,672
347,900,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	2,456,174
850,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	836,502
11,970,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	11,971,197
17,810,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	17,812,137
1,720,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	1,720,258
10,760,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	10,761,614
3,295,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	3,295,494
9,670,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2038	9,671,450
9,690,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	8,669,449
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[3]	06/01/2046	2,088,492
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[3]	06/01/2046	4,218,915
5,000,000	CA County Tobacco Securitization Agency (TASC)	5.600		06/01/2036	4,649,350
6,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	4,291,560

2	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,725,000	CA County Tobacco Securitization Agency (TASC)	5.125%		06/01/2038	$3,195,975
5,315,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	4,405,497
1,250,000	CA Educational Facilities Authority (San Francisco University)	6.125		10/01/2036	1,531,087
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	2,892,025
35,000	CA GO	5.250		06/01/2021	35,153
5,000	CA GO	5.750		05/01/2030	5,022
5,000,000	CA GO	6.500		04/01/2033	5,964,950
200,000	CA GO	6.250		10/01/2019	205,088
60,000	CA GO	6.250		10/01/2019	61,526
9,000,000	CA GO	0.110	[4]	05/01/2040	9,000,000
1,500,000	CA GO	6.000		03/01/2033	1,800,510
20,000	CA GO	5.000		02/01/2032	20,072
55,000	CA GO	5.000		02/01/2033	55,198
5,190,000	CA GO	5.000		12/01/2031	6,017,286
7,800,000	CA GO	5.000		02/01/2038	8,756,982
85,000	CA GO	5.000		02/01/2033	85,306
5,000	CA GO	5.500		10/01/2022	5,111
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	11,713,940
22,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125		06/01/2047	17,572,060
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2040	2,771,425
3,750,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	4,153,837
6,790,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	6,813,765
60,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	60,210
150,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	150,525
125,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2045	125,437
10,740,000	CA Golden State Tobacco Securitization Corp. (TASC) SPEARS	0.380	[4]	06/01/2035	10,740,000
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)	6.250		02/01/2026	2,482,954
315,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)	7.000		09/01/2021	315,447
1,100,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125		07/01/2018	1,102,684
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[1]	5.500		10/01/2039	16,387,176
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	6.250		10/01/2028	188,579
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)	5.750		07/01/2039	5,781,050

3	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$13,500,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250%	08/15/2031	$15,538,095
5,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	5,099,000
745,000	CA HFA (Home Mtg.)	5.450	08/01/2033	773,235
3,950,000	CA HFA (Home Mtg.)	5.550	08/01/2033	3,997,202
100,000	CA HFA (Home Mtg.)	5.050	02/01/2029	102,119
190,000	CA HFA, Series E	5.000	02/01/2024	191,338
2,000,000	CA Independent Cities Finance Authority Mobile Home Park	5.250	05/15/2044	2,144,160
1,385,000	CA Independent Cities Finance Authority Mobile Home Park (Hacienda Valley Estates)	5.000	11/15/2034	1,523,943
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250	07/15/2045	1,115,220
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.500	05/15/2047	1,051,930
65,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	78,508
200,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	220,058
535,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)	6.400	08/15/2045	592,962
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)	5.750	10/01/2034	264,710
1,000,000	CA Municipal Finance Authority (Emerson College)	5.750	01/01/2033	1,155,260
1,000,000	CA Municipal Finance Authority (Emerson College)	6.000	01/01/2042	1,164,300
1,275,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.000	01/01/2035	1,246,032
1,850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.250	01/01/2045	1,810,373
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,339,832
850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.750	01/01/2022	918,960
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,164,010
1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)	6.000	04/01/2031	1,073,020
1,000,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000	11/01/2040	1,067,400
1,500,000	CA Municipal Finance Authority (OCEAA)	7.000	10/01/2039	1,591,215
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	5.875	05/15/2029	2,026,027
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	6.125	05/15/2039	1,163,190
1,250,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2041	1,530,837
600,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2031	737,214
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)	5.500	08/15/2047	5,430,350
1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)	5.250	08/15/2039	1,311,480
2,500,000	CA Public Works	6.000	03/01/2035	2,976,525

4	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$2,795,000	CA Public Works	5.750%		03/01/2030	$3,231,076
8,370,000	CA Public Works	6.375		11/01/2034	10,189,805
630,000	CA Public Works	6.625		11/01/2034	632,690
365,000	CA Public Works	6.125		11/01/2029	443,325
2,000,000	CA Public Works (California State Prisons)	5.750		10/01/2031	2,405,600
900,000	CA Public Works (Dept. of Mental Health)	5.000		11/01/2031	941,823
5,000,000	CA Public Works (Dept. of State Hospitals)	5.000		06/01/2029	5,728,600
1,250,000	CA Public Works (Judicial Council)	5.000		12/01/2031	1,418,350
125,000	CA Public Works (Trustees California State University)	6.000		04/01/2027	148,385
25,000	CA Public Works (Various State Universities)	5.400		10/01/2022	25,106
2,450,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[5]	5.500		08/01/2047	1,224,926
305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[5]	5.500		08/01/2047	97,591
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[3]	06/01/2047	1,185,904
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[3]	06/01/2056	1,428,900
53,360,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[3]	06/01/2056	474,904
36,465,000	CA Silicon Valley Tobacco Securitization Authority	7.663	[3]	06/01/2041	5,451,153
98,920,000	CA Silicon Valley Tobacco Securitization Authority	8.899	[3]	06/01/2036	22,625,972
100,000	CA Statewide CDA	6.773	[3]	09/01/2034	26,480
100,000	CA Statewide CDA	6.527	[3]	09/01/2028	41,514
135,000	CA Statewide CDA	5.000		09/02/2019	139,984
15,000	CA Statewide CDA	7.000		07/01/2022	15,042
230,000	CA Statewide CDA	5.125		09/02/2020	238,400
50,000	CA Statewide CDA	6.750		09/01/2037	50,102
75,000	CA Statewide CDA	6.625		09/01/2027	75,166
95,000	CA Statewide CDA	5.000		09/02/2018	98,585
3,030,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)[2]	5.200		06/01/2036	3,048,998
1,250,000	CA Statewide CDA (Enloe Medical Center)	6.250		08/15/2033	1,432,550
1,000,000	CA Statewide CDA (Enloe Medical Center)	5.750		08/15/2038	1,112,430
600,000	CA Statewide CDA (Episcopal Communities and Services)	5.000		05/15/2032	650,082
2,400,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	5.000		08/01/2044	2,681,640
1,045,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	5.000		08/01/2034	1,183,536
3,000,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750		08/01/2020	3,015,090
2,000,000	CA Statewide CDA (Henry Mayo Newhall Memorial Hospital)	5.250		10/01/2043	2,245,440
5,500,000	CA Statewide CDA (Loma Linda University Medical Center)	5.500		12/01/2054	6,070,680
2,019,578	CA Statewide CDA (Microgy Holdings)[6]	9.000		12/01/2038	20
1,065,000	CA Statewide CDA (Napa Valley Hospice)	7.000		01/01/2034	1,065,181
375,000	CA Statewide CDA (Rio Bravo)	6.300		12/01/2018	367,204

5	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$220,000	CA Statewide CDA (Stonehaven Student Hsg.)	5.875%		07/01/2032	$220,141
3,000,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000		09/02/2044	2,989,440
120,000	CA Statewide CDA COP (Internext Group)	5.375		04/01/2030	120,343
2,000,000	CA Statewide CDA School Facilities (47th & Main)	6.375		07/01/2047	2,200,620
145,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[3]	09/01/2022	108,048
2,500,000	CA Statewide CDA, Series A	5.150		09/02/2037	2,585,150
5,660,000	CA Statewide CDA, Series B	6.250		09/02/2037	5,835,290
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[3]	06/01/2046	2,068,563
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	8,296,244
25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	25,004
1,355,000	CA Valley Sanitation District	5.200		09/02/2030	1,390,867
25,000	CA Western Hills Water District Special Tax	5.200		09/01/2019	25,025
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[6]	5.550		09/01/2036	1,091,029
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.500		09/01/2036	1,173,500
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250		08/01/2033	43,827
2,910,000	Camarillo, CA Community Devel. Commission (Camarillo Corridor)	5.000		09/01/2032	3,282,131
225,000	Campbell, CA COP (Civic Center)	5.250		10/01/2028	225,954
25,000	Campbell, CA COP (Civic Center)	5.125		10/01/2019	25,103
25,000	Carlsbad, CA Improvement Bond Act 1915	5.500		09/02/2028	25,224
100,000	Carson, CA Public Financing Authority (Remediation)	6.500		10/01/2036	116,260
2,500,000	Carson, CA Redevel. Agency Tax Allocation	7.000		10/01/2036	2,944,650
3,910,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000		10/01/2019	4,008,180
2,000,000	Centinela Valley, CA Union High School District	6.000		08/01/2036	2,455,340
890,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2023	918,088
20,000	Chowchilla, CA Redevel. Agency	5.000		08/01/2037	20,049
175,000	Chula Vista, CA Community Facilities District (San Miguel)	5.450		09/01/2036	175,961
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.875		01/01/2034	2,349,940
11,360,000	Citrus, CA Community College District[1]	5.500		06/01/2031	13,397,416
1,215,000	Colton, CA Community Facilities District Special Tax	7.500		09/01/2020	1,231,366
3,715,000	Compton, CA Community College District	6.750		08/01/2034	4,372,555
7,000,000	Compton, CA Public Finance Authority	5.250		09/01/2027	7,429,170
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation	5.850		08/01/2033	5,006
4,870,000	Corcoran, CA Hospital District	8.000		08/01/2034	5,531,638

6	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$955,000	Corona, CA Community Facilities District (Buchanan Street)	5.150%		09/01/2036	$969,210
110,000	Corona, CA Community Facilities District (Eagle Glen II)	6.000		09/01/2031	110,543
250,000	Corona-Norco, CA Unified School District	6.000		09/01/2037	256,912
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)	5.000		12/15/2037	51,647
955,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)	6.500		12/15/2047	988,941
1,220,000	Dehesa, CA School District	5.500		06/01/2044	1,428,803
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax	6.375		09/01/2038	2,035,028
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation	7.375		09/01/2039	4,403,360
6,035,000	Desert, CA Community College District Floaters	0.330	[4]	08/01/2032	6,035,000
15,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	17,299,050
10,000,000	Eastern CA Municipal Water District	0.130	[4]	07/01/2046	10,000,000
25,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1	6.500		09/01/2032	25,980
10,155,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2	6.000		09/01/2037	10,454,369
940,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)	6.875		09/01/2038	1,031,453
100,000	Fillmore, CA Public Financing (Central City Redevel.)	5.500		06/01/2031	98,413
5,915,000	Fontana, CA Public Finance Authority	5.000		09/01/2032	6,591,203
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500		09/01/2032	2,533,025
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500		10/01/2027	10,119
10,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.500		09/01/2034	10,019
20,000	Fremont, CA Community Facilities District (Pacific Commons)	6.250		09/01/2026	20,223
1,010,000	Greenfield, CA Union School District	7.000		09/01/2040	1,050,400
4,895,000	Grossmont, CA Union High School District[1]	5.500		08/01/2031	5,668,612
5,145,000	Grossmont, CA Union High School District[1]	5.500		08/01/2030	5,959,661
120,000	Guadalupe, CA Redevel. Agency Tax Allocation	5.125		08/01/2035	120,331
1,065,000	Hesperia, CA Unified School District	5.000		09/01/2030	1,082,764
15,000	Hesperia, CA Unified School District	5.200		09/01/2035	15,249
500,000	Hollister, CA Redevel. Agency Tax Allocation	7.000		10/01/2032	592,365
1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)	5.000		10/01/2030	1,835,376
1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)	5.000		10/01/2032	1,483,328
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax	5.900		09/01/2037	1,347,103
7,000,000	Imperial, CA Irrigation District	6.250		11/01/2031	8,485,890
309,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[3]	06/01/2057	2,976,681

7	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,215,000	Ione, CA Special Tax Community Facilities District 2005-2-A	6.000%		09/01/2036	$3,371,217
30,000	Jurupa, CA Community Services District Special Tax	5.000		09/01/2036	30,483
1,140,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,188,085
110,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	114,664
1,000,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,042,180
5,000	La Mesa, CA Fire, Police & Emergency Services	5.250		08/01/2034	5,020
300,000	Lake Berryessa, CA Resort Improvement District	5.250		09/02/2017	307,182
5,125,000	Lake Elsinore, CA Public Financing Authority	5.000		09/01/2035	5,629,505
2,375,000	Lake Elsinore, CA Public Financing Authority	5.000		09/01/2040	2,579,226
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2032	700,258
1,000,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2040	1,092,980
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2037	368,842
1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)	5.250		09/01/2038	1,270,363
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7	6.250		09/01/2040	1,324,674
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6	5.900		09/01/2037	1,128,985
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2029	528,490
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2030	527,040
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2032	1,048,140
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2028	1,059,030
420,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2025	451,744
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2026	401,591
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2027	942,375
430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2039	498,632
580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2039	719,043
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2034	1,966,592
5,000	Lathrop, CA Financing Authority (Water Supply)	5.700		06/01/2019	5,015
10,000	Lathrop, CA Financing Authority (Water Supply)	5.600		06/01/2018	10,031
1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	5.100		09/02/2035	1,681,499
4,175,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	4,209,110

8	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$4,000,000	LeMoore, CA Redevel. Agency Tax Allocation	7.375%		08/01/2040	$4,279,400
1,000,000	Lennox, CA School District COP	5.000		10/01/2034	1,105,500
100,000	Lincoln, CA Public Financing Authority	5.000		09/01/2034	102,520
635,000	Lincoln, CA Special Tax	5.000		09/01/2026	644,773
2,625,000	Livermore, CA Redevel. Agency Tax Allocation	5.000		08/01/2026	2,644,897
235,000	Livermore, CA Redevel. Agency Tax Allocation	5.000		08/01/2032	236,450
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)	5.000		08/01/2025	150,843
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2037	1,214,670
50,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2028	59,165
1,200,000	Los Alamitos, CA Unified School District COP	0.000	[7]	08/01/2034	901,632
1,250,000	Los Angeles County, CA Regional Financing Authority (Montecedro)	5.000		11/15/2044	1,366,825
15,000,000	Los Angeles, CA Community College District[1]	5.000		08/01/2033	16,928,850
10,000,000	Los Angeles, CA Community College District	5.000		08/01/2031	11,737,400
10,000,000	Los Angeles, CA Community College District[1]	6.000		08/01/2033	12,034,600
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)	6.500		09/01/2039	2,395,816
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.000		12/01/2026	1,675,910
5,795,000	Los Angeles, CA Dept. of Airports	5.000		05/15/2034	6,520,360
4,365,000	Los Angeles, CA Dept. of Airports	5.000		05/15/2033	4,931,053
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2028	11,217,362
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.250		05/15/2024	15,840,592
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2027	12,222,974
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2025	11,425,069
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2026	11,157,879
3,840,000	Los Angeles, CA Dept. of Water & Power	5.000		07/01/2039	4,161,869
12,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375		07/01/2038	13,584,960
3,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375		07/01/2034	3,393,960
16,300,000	Los Angeles, CA Harbor Dept.[1]	5.250		08/01/2034	18,612,970
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.000		06/01/2029	2,118,400
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.250		06/01/2034	2,133,060
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.375		06/01/2039	533,365
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000		12/01/2020	1,302,960
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000		12/01/2027	861,223
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)	6.000		09/01/2039	4,670,920
85,000	Madera County, CA COP (Valley Children’s Hospital)	5.750		03/15/2028	85,269

9	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$475,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)	5.875%		09/01/2039	$493,055
950,000	Martinez, CA Unified School District	6.125	[7]	08/01/2035	1,206,756
4,530,000	Mayers, CA Memorial Hospital District	7.875		06/01/2041	4,650,226
1,750,000	McFarland, CA Unified School District	5.500		11/01/2038	2,088,642
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater	5.150		07/01/2035	1,382,727
250,000	Menifee, CA Union School District Special Tax	5.250		09/01/2036	251,417
100,000	Menifee, CA Union School District Special Tax	5.000		09/01/2022	100,705
400,000	Menifee, CA Union School District Special Tax	5.200		09/01/2035	402,236
500,000	Menifee, CA Union School District Special Tax	5.250		09/01/2035	502,460
1,025,000	Merced River, CA School District	5.250		08/01/2042	1,151,885
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	8.100		03/01/2027	3,664,770
1,500,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000		12/01/2033	1,606,290
230,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.125		09/01/2035	230,950
2,000,000	Norco, CA Community Redevel. Agency	5.000		03/01/2032	2,250,500
1,500,000	Norco, CA Community Redevel. Agency	5.000		03/01/2030	1,703,850
2,000,000	Norco, CA Redevel. Agency Tax Allocation	6.000		03/01/2036	2,362,940
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.710	[3]	06/01/2045	3,352,809
1,250,000	Northern Humboldt, CA Union High School District	6.500		08/01/2034	1,583,225
2,000,000	Northern, CA Inyo County Local Hospital District	6.375		12/01/2025	2,260,160
1,000,000	Oak Valley, CA Hospital District	7.000		11/01/2035	1,067,460
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100		06/01/2027	10,015
250,000	Oakland, CA GO	6.250		01/15/2039	284,682
1,000,000	Oakland, CA GO	6.000		01/15/2034	1,134,470
250,000	Oakland, CA Unified School District	6.500		08/01/2023	290,115
250,000	Oakland, CA Unified School District	6.500		08/01/2024	288,320
250,000	Oakland, CA Unified School District	6.500		08/01/2022	291,875
4,595,000	Oakland, CA Unified School District	6.125		08/01/2029	5,201,356
2,500,000	Oakland, CA Unified School District	5.250		08/01/2024	2,509,900
3,160,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)	7.625		09/01/2038	3,222,979
2,945,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	3,015,621
1,250,000	Oxnard, CA Financing Authority Wastewater	5.000		06/01/2032	1,405,175
850,000	Oxnard, CA Financing Authority Wastewater	5.000		06/01/2034	951,286
1,500,000	Oxnard, CA Financing Authority Wastewater	5.000		06/01/2033	1,684,965
440,000	Palm Desert, CA Financing Authority	5.050	[3]	08/01/2015	435,327
390,000	Palm Desert, CA Financing Authority	5.100	[3]	08/01/2016	369,424
1,605,000	Palm Desert, CA Financing Authority	6.000	[3]	08/01/2022	1,062,703
1,755,000	Palm Desert, CA Financing Authority	3.532	[3]	08/01/2023	1,090,066
1,910,000	Palm Desert, CA Financing Authority	6.020	[3]	08/01/2024	1,116,357
480,000	Palm Desert, CA Financing Authority	6.060	[3]	04/01/2028	223,210
465,000	Palm Desert, CA Financing Authority	6.050	[3]	04/01/2027	229,924
500,000	Palm Desert, CA Financing Authority	5.200		10/01/2028	503,890

10	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$150,000	Palm Desert, CA Financing Authority	5.000%		04/01/2030	$150,947
25,000	Palm Desert, CA Financing Authority	5.000		08/01/2033	25,083
2,070,000	Palm Desert, CA Financing Authority	6.030	[3]	08/01/2025	1,139,514
380,000	Palm Desert, CA Financing Authority	6.000	[3]	04/01/2022	255,489
340,000	Palm Desert, CA Financing Authority	5.950	[3]	04/01/2021	242,495
305,000	Palm Desert, CA Financing Authority	5.850	[3]	04/01/2020	231,684
395,000	Palm Desert, CA Financing Authority	6.010	[3]	04/01/2023	249,427
445,000	Palm Desert, CA Financing Authority	6.040	[3]	04/01/2026	234,186
430,000	Palm Desert, CA Financing Authority	6.030	[3]	04/01/2025	240,680
410,000	Palm Desert, CA Financing Authority	6.020	[3]	04/01/2024	243,688
1,415,000	Palm Desert, CA Financing Authority	6.060	[3]	08/01/2028	646,358
1,400,000	Palm Desert, CA Financing Authority	6.050	[3]	08/01/2027	679,994
2,235,000	Palm Desert, CA Financing Authority	6.040	[3]	08/01/2026	1,156,076
1,370,000	Palm Desert, CA Financing Authority	4.217	[3]	08/01/2029	588,210
265,000	Palm Desert, CA Financing Authority	5.750	[3]	04/01/2019	213,725
230,000	Palm Desert, CA Financing Authority	5.650	[3]	04/01/2018	196,825
1,430,000	Palm Desert, CA Financing Authority	4.301	[3]	08/01/2030	577,205
540,000	Palm Desert, CA Financing Authority	6.090	[3]	04/01/2031	208,645
560,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2032	203,353
590,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2034	189,726
580,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2033	198,221
500,000	Palm Desert, CA Financing Authority	6.070	[3]	04/01/2029	218,600
520,000	Palm Desert, CA Financing Authority	6.080	[3]	04/01/2030	213,767
440,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.550		07/01/2028	442,028
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.400		07/01/2023	253,210
420,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.500		07/01/2027	425,317
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.450		07/01/2020	121,318
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250		01/01/2022	85,354
445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation	5.000		09/01/2032	506,873
10,000	Palm Springs, CA Improvement Bond Act 1915	5.550		09/02/2023	10,179
1,355,000	Palmdale, CA Community Facilities District Special Tax	5.400		09/01/2035	1,376,870
6,025,000	Palmdale, CA Community Facilities District Special Tax	6.125		09/01/2037	6,117,725
5,015,000	Palmdale, CA Community Facilities District Special Tax	6.250		09/01/2035	5,113,545
75,000	Palmdale, CA Community Redevel. Agency	5.000		09/01/2034	75,069
280,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700		08/01/2018	281,159
25,000	Paramount, CA Redevel. Agency Tax Allocation	5.000		08/01/2020	25,094
3,850,000	Paramount, CA Redevel. Agency Tax Allocation	5.000		08/01/2023	3,864,438
55,000	Parlier, CA Redevel. Agency Tax Allocation	5.200		08/01/2028	55,046
10,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.100		09/01/2030	10,251

11	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$120,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.150%		09/01/2035	$122,941
1,145,000	Perris, CA Community Facilities District Special Tax, Series A	5.750		09/01/2035	1,169,663
290,000	Perris, CA Elementary School District	6.000		08/01/2030	360,618
235,000	Perris, CA Elementary School District	6.000		08/01/2029	292,225
2,000,000	Perris, CA Public Financing Authority	5.350		10/01/2036	2,002,740
375,000	Perris, CA Public Financing Authority	5.750		10/01/2031	383,539
2,015,000	Perris, CA Public Financing Authority, Series A	6.600		09/01/2038	2,072,387
1,000,000	Perris, CA Union High School District	5.000		09/01/2035	1,125,940
1,000,000	Perris, CA Union High School District	5.000		09/01/2034	1,121,220
1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)	5.250		08/01/2044	1,174,390
100,000	Plumas County, CA GO COP	5.000		06/01/2033	100,111
55,000	Pomona, CA Public Financing Authority	5.000		02/01/2030	55,188
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250		02/01/2020	1,308,732
50,000	Pomona, CA Unified School District	6.150		08/01/2030	60,579
270,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.000		06/15/2033	270,338
2,485,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000		09/15/2043	2,762,351
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)	6.125		09/01/2041	518,560
790,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6-4 (South Ranch)	5.125		09/01/2035	800,610
5,000,000	Rancho, CA Water District Financing Authority	5.000		08/01/2028	5,620,750
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.875		09/01/2033	2,933,414
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250		09/01/2026	497,865
10,000	Richgrove, CA School District	6.375		07/01/2018	10,058
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)	5.750		08/01/2029	2,307,940
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)	6.250		06/30/2037	2,914,100
10,530,000	Rio Hondo, CA Community College District	0.000	[7]	08/01/2042	8,619,963
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1	5.850		09/01/2035	3,003,900
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[5]	5.000		08/01/2032	325,507
1,000,000	Riverside County, CA Redevel. Agency	7.125		10/01/2042	1,259,010
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)	6.000		10/01/2037	3,478,290
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.750		10/01/2030	1,484,448
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[7]	10/01/2031	876,220
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[7]	10/01/2027	868,800

12	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.500%		10/01/2025	$1,648,393
7,500,000	Riverside County, CA Transportation Commission	5.250		06/01/2039	8,680,125
1,050,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A	5.300		09/01/2034	1,066,055
25,000	Romoland, CA School District Special Tax	5.250		09/01/2035	25,136
30,000	Romoland, CA School District Special Tax Community Facilities District No. 2002-2	5.200		09/01/2030	30,179
1,250,000	Romoland, CA School District Special Tax Community Facilities District No. 2006-1	6.000		09/01/2041	1,296,313
25,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.500		09/01/2034	25,160
2,250,000	Romoland, CA School District Special Tax Community Facilities District No. 91-18	6.000		09/01/2037	2,333,273
1,000,000	Ross Valley, CA School District	5.500		08/01/2041	1,192,470
2,420,000	Sacramento County, CA Airport System	5.250		07/01/2033	2,662,290
40,000	Sacramento County, CA COP (Public Facilities)	5.000		06/01/2029	40,138
1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250		06/01/2027	1,205,736
2,550,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250		09/01/2023	2,602,097
1,000,000	San Bernardino County, CA Special Tax (Lytle Creek North)	5.375		09/01/2038	1,036,290
100,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500		12/01/2020	100,276
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)	5.750		07/01/2020	1,457,266
945,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500		09/01/2020	945,132
20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500		09/01/2024	20,000
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	1,853,497
3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2037	3,126,530
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2027	1,412,933
3,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000		12/01/2031	3,813,120
875,000	San Diego County, CA COP	5.600		07/01/2038	918,628
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)	5.750		12/01/2032	6,694,239
4,445,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650	[4]	07/01/2034	4,463,758
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)	5.000		05/01/2029	3,153,780
5,880,000	San Diego, CA Public Facilities Financing Authority	5.250		08/01/2027	6,940,987
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[1]	5.375		02/01/2036	11,355,300

13	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	San Francisco, CA City & County Airports Commission	5.000%	05/01/2031	$1,110,800
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	15,023
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2031	560,255
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2033	605,335
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2033	486,808
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.500	08/01/2039	2,317,200
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)	6.625	08/01/2039	1,731,000
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.625	08/01/2039	630,592
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.500	08/01/2032	579,300
1,000,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2032	1,103,910
6,410,000	San Jacinto, CA Financing Authority, Tranche A	6.600	09/01/2033	6,148,536
6,275,000	San Jacinto, CA Financing Authority, Tranche B	6.600	09/01/2033	6,019,043
6,440,000	San Jacinto, CA Financing Authority, Tranche C	6.600	09/01/2033	5,925,444
500,000	San Jacinto, CA Unified School District Special Tax	5.100	09/01/2036	458,005
250,000	San Jacinto, CA Unified School District Special Tax	5.750	09/01/2040	259,023
25,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2032	25,213
1,000,000	San Jose, CA Airport	5.000	03/01/2025	1,120,250
35,000	San Jose, CA Improvement Bond Act 1915	5.875	09/02/2023	36,306
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.200	01/01/2041	3,152,772
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)	5.100	12/01/2032	4,027,375
70,000	San Jose, CA Redevel. Agency	5.000	08/01/2015	70,785
55,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	55,625
2,000,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	2,008,360
995,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	1,076,500
160,000	San Jose, CA Redevel. Agency	5.000	08/01/2025	161,861
305,000	San Jose, CA Redevel. Agency	5.000	08/01/2018	308,602
125,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	126,454
170,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	171,977
230,000	San Jose, CA Redevel. Agency	5.000	08/01/2027	232,675
170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	184,996
1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2021	1,339,617
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	107,635
795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	857,900
200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2032	212,084

14	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000%		08/01/2024	$238,020
2,415,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000		08/01/2025	2,612,813
535,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000		08/01/2016	562,028
550,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000		08/01/2027	559,543
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)	6.600		09/01/2027	25,053
10,000,000	San Marcos, CA Unified School District[1]	5.250		08/01/2031	11,812,000
70,000	Santa Ana, CA Unified School District Special Tax	5.050		09/01/2030	70,321
385,000	Santa Ana, CA Unified School District Special Tax	5.100		09/01/2035	386,767
5,000,000	Santa Clara County, CA Financing Authority (VMC Facility Replacement)	0.140	[4]	11/15/2025	5,000,000
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.850		08/01/2031	1,000,700
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	6.000		08/01/2041	2,071,035
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750		06/01/2026	3,523,650
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)	7.000		09/01/2036	9,863,621
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875		07/01/2036	2,098,425
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875		07/01/2042	3,117,660
50,000	Saugus, CA Union School District	5.300		09/01/2036	50,343
1,595,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625		09/01/2038	1,941,243
2,990,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625		09/01/2038	3,639,069
1,575,000	Saugus, CA Union School District Community Facilities District No. 2006-2	5.000		09/01/2037	1,629,731
2,000,000	Saugus, CA Union School District Special Tax	5.750		09/01/2043	2,071,980
200,000	Saugus, CA Union School District Special Tax	5.125		09/01/2032	207,138
415,000	Saugus, CA Union School District Special Tax	5.125		09/01/2031	429,874
5,000,000	Sequoia, CA Unified High School District	6.000		07/01/2043	6,043,900
2,500,000	Sequoia, CA Unified High School District	5.875		07/01/2036	2,982,675
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation	5.400		11/01/2026	1,116,945
15,000	Sierra Kings, CA Health Care District	6.000		08/01/2032	15,047
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000		10/01/2026	1,971,705
545,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350		12/01/2028	545,518
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)	6.000		09/01/2036	2,319,780
790,000	Southern CA Mono Health Care District	5.000		08/01/2021	893,672
470,000	Southern CA Public Power Authority	5.250		11/01/2022	545,712
50,000	Southern CA Public Power Authority	5.250		11/01/2023	58,593
250,000	Southern CA Public Power Authority	5.250		11/01/2026	296,085

15	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$2,085,000	Southern CA Public Power Authority	5.000%		11/01/2033	$2,430,505
13,000,000	Southern CA Public Power Authority	5.000		07/01/2035	14,946,620
205,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2028	237,384
165,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2029	191,530
2,255,000	Southern CA Public Power Authority Natural Gas	5.250		11/01/2027	2,659,367
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	1,943,767
4,000,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	3,424,000
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875		09/01/2037	2,070,440
75,000	Stockton, CA Public Financing Authority (Parking)	5.125		09/01/2030	75,002
1,000,000	Stockton, CA Public Financing Authority, Series A	5.250		09/01/2037	1,018,010
2,830,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)	5.000		09/01/2036	2,830,028
35,000	Susanville, CA Public Financing Authority	7.750		09/01/2017	35,172
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.500		06/01/2030	1,131,050
30,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)	5.100		09/01/2036	30,399
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.050		09/01/2015	744,040
1,575,000	Temecula, CA Redevel. Agency	5.125		08/01/2027	1,587,679
50,000	Temecula, CA Redevel. Agency	5.250		08/01/2036	50,056
3,905,000	Trinity County, CA COP	8.500		01/15/2026	3,961,427
500,000	Tulare, CA Health Care District	6.500		08/01/2026	578,315
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125		10/15/2037	2,766,550
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000		10/15/2022	2,858,272
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000		10/15/2017	667,769
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125		10/15/2027	337,519
425,000	Turlock, CA Public Financing Authority	5.450		09/01/2024	425,731
1,500,000	Tustin, CA Unified School District	6.000		08/01/2036	1,843,950
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400		09/01/2032	518,904
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.650		09/01/2042	537,489
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125		09/01/2026	479,400
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400		09/01/2032	625,185
15,000,000	University of California	5.000		05/15/2038	16,934,850
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	6.000		09/01/2024	61,253
750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050		12/01/2026	758,243
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.150		12/01/2031	1,606,053
1,000,000	Vernon, CA Electric System	5.125		08/01/2033	1,101,220

16	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$4,000,000	Vernon, CA Electric System	5.500%	08/01/2041	$4,532,960
65,000	Vernon, CA Redevel. Agency Tax Allocation	5.000	09/01/2035	65,140
500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350	09/01/2042	517,870
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)	5.000	09/01/2024	50,054
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500	09/01/2042	1,916,985
50,000	West Kern, CA Water District	4.500	06/01/2025	50,177
1,040,000	Whittier, CA Redevel. Agency (Earthquake Redevel.)	5.000	11/01/2035	1,059,188
2,500,000	William S. Hart CA Union High School District	5.000	09/01/2036	2,786,900
2,300,000	Woodland, CA Finance Authority	6.000	03/01/2036	2,806,966
1,500,000	Woodland, CA Finance Authority	6.000	03/01/2041	1,825,095
				1,289,240,790

U.S. Possessions—12.1%
1,000,000	Guam International Airport Authority	6.000	10/01/2034	1,171,370
2,500,000	Guam International Airport Authority	6.125	10/01/2043	2,935,050
250,000	Guam Power Authority, Series A	5.000	10/01/2023	296,873
570,000	Guam Power Authority, Series A	5.000	10/01/2030	653,471
320,000	Guam Power Authority, Series A	5.000	10/01/2024	379,578
1,390,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,244,272
2,595,000	Northern Mariana Islands Ports Authority, Series A	5.500	03/15/2031	2,364,097
3,700,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	2,782,659
5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	3,328,800
6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	4,143,480
4,505,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	4,481,078
1,040,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	1,024,244
7,590,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	5,241,426
1,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	701,810
3,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	2,120,040
1,020,000	Puerto Rico Commonwealth GO	5.750	07/01/2038	685,307
80,000	Puerto Rico Commonwealth GO	6.000	07/01/2036	80,462
3,500,000	Puerto Rico Commonwealth GO	5.250	07/01/2023	2,537,010
1,480,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	1,564,893
8,660,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	5,786,266
1,450,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	989,364
1,290,000	Puerto Rico Commonwealth GO	5.125	07/01/2037	848,910
5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	3,396,550
5,025,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	3,515,289
5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	3,541,800
1,615,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	1,139,383
1,500,000	Puerto Rico Commonwealth GO	6.000	07/01/2038	1,037,595
2,500,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,726,425
500,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	342,675
1,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	645,850
1,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	824,710
7,350,000	Puerto Rico Electric Power Authority, Series A8	6.750	07/01/2036	4,457,481

17	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$8,995,000	Puerto Rico Electric Power Authority, Series A8	5.000%	07/01/2042	$5,458,526
1,000,000	Puerto Rico Electric Power Authority, Series A8	5.050	07/01/2042	606,880
1,000,000	Puerto Rico Electric Power Authority, Series A8	7.000	07/01/2033	606,490
10,000,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2029	6,068,800
5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.000	07/01/2028	3,034,350
6,495,000	Puerto Rico Electric Power Authority, Series XX8	5.250	07/01/2040	3,940,841
5,000,000	Puerto Rico Electric Power Authority, Series XX8	5.750	07/01/2036	3,033,350
500,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250	07/01/2026	303,425
2,500,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	1,901,225
100,000	Puerto Rico Infrastructure	5.500	07/01/2020	77,369
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	729,462
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	148,905
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	191,745
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	227,328
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	5,769,083
1,960,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	1,665,177
8,055,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	5,449,932
7,255,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	4,697,830
7,710,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	4,250,831
7,670,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	4,219,651
610,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	381,537
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	10,245,390
15,500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	9,404,780
12,380,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	7,092,254
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250	08/01/2043	535,070
8,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	4,909,959
17,465,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	10,166,027
840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000	10/01/2032	915,382
				162,019,817

Total Investments, at Value (Cost $1,523,991,739)—108.2%				1,451,260,607
Net Other Assets (Liabilities)—(8.2)				(109,477,094)
Net Assets—100.0%				$1,341,783,513

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2015. See Note 3 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

18	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
CDA	Communities Devel. Authority
CFD	Community Facilities District
COP	Certificates of Participation
EBPC	East Bay Perinatal Center
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Sercives
JHAW	JHA West 16
LAJHFTA	Los Angeles Jewish Home for the Aging
LIFERS	Long Inverse Floating Exempt Receipts
MCHlth	Marin Community Health
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLs	Reset Option Longs
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
VMC	Valley Medical Center

19	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

20	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

21	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,289,240,770	$20	$1,289,240,790
U.S. Possessions	—	162,019,817	—	162,019,817

Total Assets	$—	$1,451,260,587	$20	$1,451,260,607

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

22	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust

23	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds

24	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $64,335,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2015, municipal bond holdings with a value of $270,071,475 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $143,440,000 in short-term floating rate securities issued and outstanding at that date.

    At April 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

25	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	19.182%	10/1/39	$3,747,550
5,000,000	Bay Area, CA Toll Authority ROLs[3]	10.413	4/1/43	6,336,500
5,000,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	10.666	4/1/44	6,766,900
5,000,000	CA Dept. of Water Resources (Center Valley) ROLs[3]	9.956	12/1/35	6,884,000
7,110,000	CA Health Facilities Financing Authority (Providence Health & Services) ROLs	10.437	10/1/39	9,282,176
3,375,000	CA Health Facilities Financing Authority (SHlth/EBPC/MCHlth Obligated Group) LIFERS	18.637	8/15/31	5,413,095
2,840,000	Citrus, CA Community College District ROLs	20.105	6/1/31	4,877,416
7,500,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	9.449	6/1/36	9,799,050
1,290,000	Grossmont, CA Union High School District ROLs[3]	20.139	8/1/30	2,104,661
1,225,000	Grossmont, CA Union High School District ROLs[3]	20.176	8/1/31	1,998,612
2,500,000	Los Angeles, CA Community College District ROLs[3]	22.253	8/1/33	4,534,600
7,500,000	Los Angeles, CA Community College District ROLs[3]	9.399	8/1/33	9,428,850
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) ROLs	14.810	5/15/27	4,887,974
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) ROLs	14.800	5/15/28	4,487,362
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) ROLs	14.800	5/15/26	4,492,878
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) ROLs	14.430	5/15/24	6,365,592
3,405,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.859	5/15/25	4,615,069
6,000,000	Los Angeles, CA Dept. of Water & Power ROLs	10.140	7/1/38	7,584,960
1,500,000	Los Angeles, CA Dept. of Water & Power ROLs	10.140	7/1/34	1,893,960
8,150,000	Los Angeles, CA Harbor Dept. ROLs	9.935	8/1/34	10,462,970
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) ROLs	19.590	2/1/36	3,855,300
5,000,000	San Marcos, CA Unified School District ROLs[3]	9.916	8/1/31	6,812,000

				$126,631,475

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

26	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $143,440,000 as of April 30, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$80,243

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2015 is as follows:

Cost	$4,325,820
Market Value	$1,091,049
Market value as % of Net Assets	0.08%

27	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

    The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2015, securities with an aggregate market value of $27,510,143, representing 2.05% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,384,434,908 [1]

Gross unrealized appreciation	$117,913,559
Gross unrealized depreciation	(191,743,586)

Net unrealized depreciation	$(73,830,027)

1. The Federal tax cost of securities does not include cost of $140,655,726, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

28	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	6/11/2015